Equity (Details 1)	12 Months Ended
Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares	683,509,869
Percentage of shares	100.00%
State Department Of Finance [Member]
IfrsStatementLineItems [Line Items]
Number of shares	343,506,664
Percentage of shares	50.30%
Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares	262,118,658
Percentage of shares	38.30%
Other Shareholders Abroads [Member]
IfrsStatementLineItems [Line Items]
Number of shares	77,884,547
Percentage of shares	11.40%